Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000165348 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000165348 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000165348 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000165348 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000165349 | Exchange Traded Funds - Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000165349 | Exchange Traded Funds - Debt Funds
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000165349 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000165349 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000165363 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165363 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000165363 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000165363 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000165363 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000165363 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000165363 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000165363 | Other
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000165364 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165364 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000165364 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000165364 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000165364 | Financial
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000165364 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000165364 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000165364 | Other
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000165366 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165366 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000165366 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000165366 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165366 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165366 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000165366 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165366 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000165367 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165367 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000165367 | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000165367 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000165367 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165367 | Other
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000165367 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000165367 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000165369 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000165369 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000165369 | China
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000165369 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165369 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000165369 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000165369 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165369 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165370 | United States
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000165370 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000165370 | China
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000165370 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165370 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000165370 | France
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000165370 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000165370 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165372 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000165372 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000165372 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000165372 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000165372 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000165372 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000165372 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000165372 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000165372 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000165373 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000165373 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000165373 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000165373 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000165373 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000165373 | Other
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000165373 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000165373 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000165373 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000165381 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165381 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000165381 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000165381 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000165381 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000165381 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000165381 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000165381 | Other
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000165382 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165382 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000165382 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000165382 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000165382 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000165382 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000165382 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000165382 | Other
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000165384 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000165384 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000165384 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000165384 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000165384 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000165384 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000165384 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000165384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000165385 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000165385 | Other Assets Less Liabilities - Net
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000165385 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000165385 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000165385 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000165385 | Other
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000165385 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000165385 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000165351 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000165351 | Other Liabilities Less Assets - Net
Holdings [Line Items]
Percent of Net Asset Value	(6.00%)
C000165351 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000165351 | Agency Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000165351 | Asset Backed and Commercial Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000165351 | U.S. Treasury Securities and Agency Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000165351 | Sovereign Debts
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000165351 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Represents less than 0.05%.
[2]	Represents less than 0.05%.
[3]	Represents less than 0.05%.
[4]	Represents less than 0.05%.
[5]	Represents less than 0.05%.
[6]	Represents less than 0.05%.
[7]	Represents less than 0.05%.
[8]	Represents less than 0.05%.